VISION GROUP OF FUNDS, INC.

                               Federated Investors
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779

                                 (412) 288-1900

                                December 31, 1997



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: VISION GROUP OF FUNDS, INC. (the "Corporation")
           Vision Equity Income Fund
         1933 Act File No. 33-20673
         1940 Act File No. 811-5514

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of the supplements to the Prospectus and Statement of Additional Information of Vision Equity Income Fund, a portfolio of the above-named Corporation, dated December 31, 1997, that would have been filed under Rule 497(c), do not differ from the forms of the supplements to the Prospectus and Statement of Additional Information contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 30 on December 22, 1997.

      If you have any questions regarding this certification, please call me at
(412) 288-7403.

                                          Very truly yours,



                                          /s/ C. Todd Gibson
                                          C. Todd Gibson
                                          Assistant Secretary